CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value per share (in dollars per share)	$ 0.000666	$ 0.000666
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value per share (in dollars per share)	$ 0.000666	$ 0.000666
Common stock, shares authorized (in shares)	158,000,000	158,000,000
Common stock, shares issued (in shares)	67,707,832	71,207,832
Common stock, shares outstanding (in shares)	67,707,832	71,207,832
Treasury stock, (in shares)	2,998,515	3,000,000